Edict Acquisition (Fair Value Estimate of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 17, 2012 Edict Acquisition [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash and cash equivalents				$ 273
Inventories				192
Prepaid expenses and other current assets				1,143
Property, plant and equipment				5,370
Intangible assets				1,850
Total identifiable assets				8,828
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Accounts payable				995
Accrued expenses and other current liabilities				200
Deferred tax liabilities				938
Total liabilities assumed				2,133
Net identifiable assets acquired				6,695
Goodwill	850,652	850,652	0	29,905
Total purchase price allocation				$ 36,600